INCOME TAXES - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal tax at statutory rate	21.06%	21.00%
State, net of federal benefit	5.77%	9.05%
Stock-based compensation	(1.24%)	0.00%
Permanent differences	0.86%	0.74%
Prior year payable true ups	0.00%	0.00%
Adjustment to deferred through goodwill	0.00%	0.00%
Transaction costs	3.69%	0.00%
PPP loan forgiveness	0.60%	0.00%
Foreign rate differential	(0.08%)	(0.23%)
Change in valuation allowance	(13.56%)	(31.29%)
Sec. 162(m) net down	(16.73%)	0.00%
Other	(0.51%)	(0.11%)
Effective tax rate	(0.14%)	(0.84%)